Annual Total Returns [BarChart] - AMG River Road Focused Absolute Value Fund - CLASS N SHARES	Feb. 01, 2021
Bar Chart Table:
Annual Return 2016	25.92%
Annual Return 2017	10.58%
Annual Return 2018	(3.95%)
Annual Return 2019	34.25%
Annual Return 2020	(1.06%)